Pension and Postretirement Benefit Plans and Defined Contribution Plans - Analysis of Changes in Significant Investments Valued Using Significant Unobservable Inputs (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
U.S. Qualified Pension Plans [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning	$ 12,540	[1]	$ 12,005	[1]
Exchange rate changes		[1]		[1]
Fair value of plan assets, ending	12,869	[1]	12,540	[1]
International Pension Plans [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning	7,589	[2]	6,953	[2]
Exchange rate changes	(95)	[2]	(35)	[2]
Fair value of plan assets, ending	8,250	[2]	7,589	[2]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, ending	1,647	[3]	1,626	[3]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Private Equity Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning	866		920
Assets held, ending	75		4
Assets sold during the period
Purchases, sales and settlements, net	(119)		(58)
Transfer into/(out of) Level 3
Exchange rate changes
Fair value of plan assets, ending	822		866
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Other Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning	757		656
Assets held, ending	29		61
Assets sold during the period	(6)
Purchases, sales and settlements, net	45		40
Transfer into/(out of) Level 3
Exchange rate changes
Fair value of plan assets, ending	825		757
Fair value inputs Level 3 [Member] | International Pension Plans [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, ending	864	[3]	833	[3]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Other Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning	389		348
Assets held, ending	8		(14)
Assets sold during the period			5
Purchases, sales and settlements, net	63		50
Transfer into/(out of) Level 3	58
Exchange rate changes	2
Fair value of plan assets, ending	520		389
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Insurance Contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning	348		366
Assets held, ending	15		8
Assets sold during the period
Purchases, sales and settlements, net	(41)		(5)
Transfer into/(out of) Level 3	(16)		(5)
Exchange rate changes	(6)		(16)
Fair value of plan assets, ending	$ 300		$ 348

[1]	The favorable change in the funded status of our U.S. qualified plans is primarily due to the plan gains resulting from the increase in the discount rate and an increase in plan assets. The curtailments in 2012 resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico had a favorable impact on the 2012 funded status.
[2]	The favorable change in the funded status of our international plans is primarily due to an increase in plan assets partially offset by plan losses resulting from changes in actuarial assumptions. Outside the U.S., in general, we fund our defined benefit plans to the extent that tax or other incentives exist or the law requires.
[3]	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value).